UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1: Report to Shareholders

Total Equity Market Index Fund	June 30, 2008

The views and opinions in this report were current as of June 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The U.S. stock market sell-off that began last year with revelations of the subprime mortgage problem deepened in the first six months of 2008. As the mountain of mortgage- and credit-related losses in the financial sector piled up, consumers were hit with surging energy and food costs, which led to considerable weakening in the U.S. economy. The bull market that began in 2003 seemed to have run its course, with the broad equity indexes suffering double-digit declines through June.

HIGHLIGHTS

• U.S. equities declined sharply amid continued turbulence in the credit markets and concerns about resurgent inflation.

• The equity market index funds’ results generally tracked their unmanaged benchmarks.

• Pressures on U.S. economic growth have picked up, with the housing slump, credit shortfall, and soaring energy prices squeezing the consumer.

• In replicating the structure and performance of the broad market indexes, we seek to provide shareholders with diversified exposure to U.S. equities.

MARKET ENVIRONMENT

The factors contributing to the increased volatility and downward trajectory in the stock market during the final quarter of 2007 were magnified in the first six months of 2008. The economic environment grew weaker as the housing market remained in free fall, the unemployment rate increased from 5.0% to 5.5%, the economy shed jobs in each of the first six months of the year, and industrial production declined as construction activity waned. Furthermore, consumer spending figures, although positive, were propped up by higher fuel prices (which increased the dollar amount of gasoline sales even when fewer gallons were purchased) and the federal government’s rebate checks.

Another important factor was the extent of the fallout from the mortgage and credit market turmoil, which has consistently exceeded the market’s expectations. Hundreds of billions of dollars in write-downs and losses forced an increasing number of financial companies to raise capital to strengthen their balance sheets, or in some cases stave off insolvency. Limited liquidity in the credit markets put pressure on companies that rely on these markets for financing.

Inflation also reared its head, particularly in the last two months of the period as oil prices rose steadily, establishing record highs on a near-daily basis. The inflation rate, as measured by the consumer price index, rose from 4.1% in 2007 to 5.0% for the 12 months ended June 30, 2008, driven by a 25% increase in energy prices and a 12% rise in transportation costs. The higher inflation rate put the Federal Reserve in a bind—the Fed lowered short-term interest rates aggressively in early 2008 to prevent a recession, but the uncertain inflation outlook forced the Fed to hold rates steady in June.

Given these considerable storm clouds, it’s not surprising that stocks began the year with their worst quarter in nearly six years. A ray of sunshine broke through the clouds in April and May as the bailout of near-bankrupt investment bank Bear Stearns—via a Fed-brokered buyout by JPMorgan Chase—led to a return of the optimism that characterized the market prior to the subprime meltdown in mid-2007. However, this positive sentiment was short-lived, as another round of write-downs in the financial sector and surging energy and commodity prices restored the abject pessimism that had taken hold in the first quarter of the year. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Consequently, the broad stock indexes finished the period with double-digit declines, although smaller companies held up better than larger stocks. The large-cap S&P 500 Index returned -11.91% in the first half of 2008, while the S&P Completion Index, a broad measure of small- and mid-cap stock performance, returned -7.45%. Growth-oriented issues, which outpaced value shares in 2007, continued their outperformance in the first six months of 2008 across all market capitalizations.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s equity market index funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

• They are well-diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,655 and 2,017 stocks, respectively, as of June 30, 2008.

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally low, which enables investors to retain more of their returns.

Equity Index 500 Fund

Your fund returned -12.03% for the first six months of 2008. As shown in the accompanying table, the fund’s return closely tracked the performance of its benchmark, the S&P 500 Stock Index. Fund performance tends to lag that of the benchmark due to annual operating and management expenses.

Just two of the 10 major sectors in the S&P 500 advanced for the six-month period. Energy stocks posted the best returns as oil prices increased by 45%, finishing the period at a record high of nearly $140 per barrel. Eight of the fund’s top 10 performance contributors came from this sector, led by energy production and exploration company Devon Energy and energy equipment and services provider Halliburton. A notable exception was the fund’s largest holding, ExxonMobil, which declined during the period as narrower refining profit margins weighed on earnings.

The materials sector, which composed just under 4% of the index at the end of the period, was the only other sector to gain ground. Higher commodity prices were the key behind the positive performance in the materials sector. Metals and mining stocks, led by steelmaker United States Steel and copper producer Freeport-McMoRan Copper & Gold, generated the best results amid strong demand and rising metals prices. Seed and agricultural chemical maker Monsanto also posted a solid gain thanks to the continued boom in agriculture.

Among the declining sectors, utilities and consumer staples held up the best. Regulated electric and gas utilities were the best performers in the utilities sector, while independent power producers came under pressure as record-high energy prices squeezed their profit margins. Illinois-based electric utility Exelon was the best contributor in the sector as greater energy efficiency provided a lift to earnings. The best performance contributor in the fund came from the consumer staples sector—discount retailer Wal-Mart, which benefited from growing demand for discounted goods in a weak economic environment. Acquisition offers boosted beer maker Anheuser-Busch and confectioner Wrigley.

The remaining sectors of the index all suffered double-digit declines during the six months. Financials were by far the worst performers as the credit crunch and mortgage-related losses sent shares sharply lower. Three of the fund’s four biggest detractors from performance were financial stocks—insurer American International Group, which reported the largest quarterly loss in the company’s history and fired its CEO; Bank of America, which struggled with its acquisition of mortgage lender Countrywide Financial; and Citigroup, which reported $15 billion in losses during the six months.

Information technology, the largest sector weighting in the index as of June 30, 2008, was second only to financials in terms of its negative impact on performance. The biggest detractor in this sector was software giant Microsoft, which slumped following its failed takeover attempt of online search company Yahoo!. Consumer electronics maker Apple and online advertising firm Google were also among the weaker performers in the technology sector.

Among other stocks worth noting, industrial conglomerate General Electric was the fund’s worst performer, declining after an earnings shortfall at GE Capital, the company’s finance arm. Pharmaceutical firms Merck and Pfizer were significant decliners in the health care sector. On the positive side, railroad operator CSX delivered a robust return as strong pricing boosted earnings.

Standard & Poor’s authorized 10 changes to the composition of the S&P 500 Index in the first half of 2008. Please see the table on page 13 for a complete list of index changes.

Total Equity Market Index Fund

Your fund returned -11.17% for the six months ended June 30, 2008, closely tracking the return of its performance benchmark, the S&P Total Market Index. Fund performance often slightly trails that of the benchmark due to annual operating and management expenses.

In general, what is true about the performance of the S&P 500 Index is also true about the performance of the S&P Total Market Index. The Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents 75% of the Total Market Index’s overall market value. The largest components of the Total Market Index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

As with the S&P 500, energy and materials were the only sectors of the Total Market Index to advance in the first six months of 2008, benefiting from a sharp rise in oil and commodity prices. Utilities and consumer staples, which tend to be relatively defensive sectors of the market, held up the best among the remaining sectors. Financials suffered the largest losses during the period, followed by telecommunication services and the more economically sensitive consumer discretionary sector.

Extended Equity Market Index Fund

Your fund returned -7.52% in the first half of 2008, closely tracking the return of its benchmark, the S&P Completion Index. Fund performance often slightly trails that of the benchmark due to annual operating and management expenses.

Just two of the 10 sectors in the small- and mid-cap segment of the market posted positive results in the first six months of 2008. The energy sector was far and away the top-performing sector in the S&P Completion Index, generating returns of more than 40% for the six-month period as the price of oil surged. Materials stocks also advanced, benefiting from rising commodity prices.

On the downside, consumer discretionary stocks—which are the most sensitive to the economic environment—were the weakest performers in the index, declining by more than 20% as a group. Financials, weighed down by mortgage-related losses, and telecommunication services also declined significantly during the six-month period. Utilities stocks were the best performers among the eight declining sectors, posting a modest negative return.

OUTLOOK

The stock market is likely to remain volatile in the coming months as heightened uncertainty and risk aversion become the dominant themes. The lackluster economic environment will continue to put downward pressure on corporate earnings. Meanwhile, the Fed must walk the razor’s edge between stimulating the economy and restraining inflation without spooking the financial markets—a tall order indeed.

We will continue to focus on our role of replicating the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee, Equity Index 500 Fund and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee, Total Equity Market Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee, Total Equity Market Index Fund

July 21, 2008

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market’s value. The index includes approximately 4,500 stocks.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 6/30/08
ExxonMobil	4.1%
GE	2.3
Microsoft	1.9
Chevron	1.8
AT&T	1.8
Procter & Gamble	1.6
Johnson & Johnson	1.6
IBM	1.4
Apple	1.3
ConocoPhillips	1.3
Cisco Systems	1.2
Wal-Mart	1.1
Schlumberger	1.1
Intel	1.1
Google	1.1
JPMorgan Chase	1.0
Pfizer	1.0
Hewlett-Packard	1.0
Bank of America	0.9
Coca-Cola	0.9
Philip Morris International	0.9
PepsiCo	0.9
Verizon Communications	0.9
Citigroup	0.8
Oracle	0.7
Total	33.7%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 6/30/08
ExxonMobil	3.2%
GE	1.8
Microsoft	1.5
Chevron	1.4
AT&T	1.4
Procter & Gamble	1.3
Johnson & Johnson	1.3
IBM	1.1
ConocoPhillips	1.0
Apple	1.0
Cisco Systems	0.9
Schlumberger	0.9
Wal-Mart	0.9
Google	0.8
Intel	0.8
Pfizer	0.8
JPMorgan Chase	0.8
Hewlett-Packard	0.8
Bank of America	0.8
PepsiCo	0.7
Coca-Cola	0.7
Philip Morris International	0.7
Verizon Communications	0.7
Citigroup	0.6
Abbott Laboratories	0.6
Total	26.5%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 6/30/08
Visa	1.3%
Genentech	1.3
Mosaic	0.8
Mastercard	0.7
Ultra Petroleum	0.6
McDermott International	0.5
Bunge Limited	0.5
Liberty Global	0.4
Cleveland-Cliffs	0.4
Arch Coal	0.4
Foster Wheeler	0.4
Pioneer Natural Resources	0.4
Diamond Offshore Drilling	0.4
NRG Energy	0.4
Petrohawk Energy	0.4
FMC Technologies	0.4
Mirant	0.4
First Solar	0.4
Activision	0.3
Invesco	0.3
Denbury Resources	0.3
Newfield Exploration	0.3
NII Holdings	0.3
Alpha Natural Resources	0.3
Joy Global	0.3
Total	12.2%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

	6 Months Ended 6/30/08‡	Year Ended 12/31/07‡	12/31/06‡	12/31/05‡	12/31/04	12/31/03
NET ASSET VALUE						
Beginning of period	$ 15.85	$ 15.30	$ 13.42	$ 12.80	$ 11.55	$ 8.91
Investment activities						
Net investment income	0.12	0.27	0.21	0.17	0.17	0.12
Net realized and unrealized gain (loss)	(1.89)	0.53	1.87	0.63	1.24	2.64
Total from investment activities	(1.77)	0.80	2.08	0.80	1.41	2.76
Distributions						
Net investment income	–	(0.25)	(0.20)	(0.18)	(0.16)	(0.12)
NET ASSET VALUE						
End of period	**$ 14.08**	**$ 15.85**	**$ 15.30**	**$ 13.42**	**$ 12.80**	**$ 11.55**
Ratios/Supplemental Data						
Total return^	**(11.17)%**	**5.25%**	**15.49%**	**6.23%**	**12.22%**	**31.02%**
Ratio of total expenses to average net assets	0.40%+	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	1.65%+	1.65%	1.45%	1.34%	1.44%#	1.28%
Portfolio turnover rate	3.9%+	9.1%	4.2%	4.5%	5.2%	2.3%
Net assets, end of period (in thousands)	$ 480,779	$ 525,794	$ 465,861	$ 382,473	$ 356,015	$ 293,967

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

\+ Annualized

\# Includes the effect of a one-time special dividend (0.24% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.4%		
CONSUMER DISCRETIONARY 8.5%		
Auto Components 0.3%		
American Axle & Manufacturing (1)	2,300	18
Arvinmeritor (1)	3,100	39
Borg-Warner	3,200	142
Cooper Tire (1)	3,200	25
Gentex (1)	5,600	81
Goodyear Tire & Rubber (2)	7,700	137
Johnson Controls	18,300	525
Lear (2)	2,600	37
Modine Manufacturing	2,000	25
Proliance International (1)(2)	6,553	6
Standard Motor Products	5,600	46
TRW (2)	3,100	57
Visteon (1)(2)	9,186	24
WABCO	1,833	85
		1,247
Automobiles 0.2%		
Fleetwood (1)(2)	7,100	19
Ford Motor (1)(2)	66,761	321
GM (1)	18,352	211
Harley-Davidson (1)	7,000	254
Thor Industries (1)	1,800	38
Winnebago (1)	2,000	20
		863
Distributors 0.0%		
Genuine Parts	4,300	171
Handleman (1)(2)	2,200	4
Infosonics (1)(2)	8,300	6
		181

Diversified Consumer Services 0.3%		
Apollo Group, Class A (2)	4,225	187
Career Education (1)(2)	3,100	45
Corinthian Colleges (1)(2)	3,600	42
DeVry (1)	2,200	118
H&R Block	22,600	484
ITT Educational Services (1)(2)	1,200	99
Learning Tree International (1)(2)	1,700	29
Matthews International, Class A (1)	1,600	72
Regis	2,000	53
Service Corporation International	10,000	99
Sotheby's, Class A (1)	2,552	67
Stewart Enterprises, Class A (1)	6,400	46
Strayer Education (1)	500	104
Weight Watchers (1)	2,500	89
		1,534
Hotels, Restaurants & Leisure 1.5%		
Bob Evans Farms (1)	2,500	71
Boyd Gaming (1)	2,700	34
Brinker	3,825	72
Carnival	16,300	537
CEC Entertainment (2)	1,300	36
Chipotle Mexican Grill (1)(2)	1,300	107
Choice Hotels International (1)	3,100	82
Cracker Barrel	1,900	47
Darden Restaurants (1)	4,300	137
Gaylord Entertainment (1)(2)	1,500	36
International Game Technology	16,500	412
International Speedway, Class A (1)	1,600	62
Jack In The Box (2)	3,400	76
Krispy Kreme (1)(2)	4,200	21
Landry's Seafood Restaurant (1)	1,100	20
Las Vegas Sands (1)(2)	4,100	194

Marriott, Class A	12,800	336
McDonald's	37,100	2,086
MGM Mirage (2)	4,243	144
MTR Gaming Group (1)(2)	5,600	27
Multimedia Games (1)(2)	4,900	22
Panera Bread, Class A (1)(2)	1,700	79
Papa John's International (1)(2)	2,000	53
PF Chang's China Bistro (1)(2)	2,400	54
Pinnacle Entertainment (1)(2)	16,200	170
Royal Caribbean Cruises (1)	5,500	124
Ruby Tuesday (1)	6,400	35
Shuffle Master (1)(2)	6,000	30
Six Flags (1)(2)	2,800	3
Sonic (1)(2)	3,400	50
Speedway Motorsports (1)	1,600	33
Starbucks (2)	24,500	386
Starwood Hotels & Resorts Worldwide	6,200	248
The Cheesecake Factory (1)(2)	2,300	37
Triarc, Class B (1)	6,200	39
Vail Resorts (1)(2)	1,800	77
Wendy's (1)	2,700	73
WMS Industries (1)(2)	5,700	170
Wyndham Worldwide	5,330	95
Wynn Resorts (1)	2,000	163
Yum! Brands	16,800	590
		7,068
Household Durables 0.5%		
American Greetings, Class A	1,500	18
Beazer Homes (1)	7,500	42
Black & Decker (1)	2,000	115
Blyth	1,500	18
Cavco Industries (1)(2)	1,940	63
Centex (1)	3,300	44

Champion Enterprises (1)(2)	7,100	41
D. R. Horton (1)	9,460	103
Ethan Allen Interiors (1)	2,000	49
Fortune Brands (1)	5,100	318
Furniture Brands International (1)	2,900	39
Harman International (1)	1,700	70
Hovnanian Enterprises (1)(2)	4,900	27
Jarden (1)(2)	3,895	71
KB Home (1)	2,500	42
La-Z-Boy (1)	2,600	20
Leggett & Platt (1)	5,900	99
Lennar, Class A (1)	4,200	52
MDC	1,145	45
Meritage (1)(2)	2,100	32
Mohawk Industries (1)(2)	1,531	98
Newell Rubbermaid	7,676	129
NVR (1)(2)	480	240
Pulte (1)	6,600	64
Russ Berrie (1)(2)	3,000	24
Ryland Group	2,100	46
Snap-On	1,400	73
Standard Pacific (1)	7,100	24
Stanley Furniture (1)	1,200	13
Stanley Works	2,200	99
Tempur-Pedic (1)	13,900	109
Toll Brothers (1)(2)	4,300	80
Tupperware Brands	3,100	106
Whirlpool (1)	2,322	143
Woodbridge (1)(2)	3,075	4
		2,560
Internet & Catalog Retail 0.3%		
Amazon.com (2)	11,800	865
Blue Nile (1)(2)	1,400	60

Expedia (2)	9,024	166
Netflix (1)(2)	2,500	65
Nutri/System (1)	1,800	26
Petmed Express (1)(2)	2,500	31
priceline.com (1)(2)	1,250	144
ValueVision Media (1)(2)	3,200	11
		1,368

Leisure Equipment & Products 0.1%

Arctic Cat (1)	3,800	30
Brunswick (1)	2,900	31
Callaway Golf (1)	2,800	33
Eastman Kodak (1)	8,300	120
Hasbro	4,000	143
Mattel	10,700	183
Nautilus Group (1)	1,475	7
Polaris Industries (1)	1,100	44
Pool (1)	2,305	41
		632

Media 2.6%

AH Belo, Class A (1)	380	2
Arbitron (1)	680	32
Belo, Class A	1,900	14
Cablevision, Class A (1)(2)	8,700	197
CBS, Class B	21,429	418
Citadel Broadcasting (1)(2)	7,695	9
Clear Channel Communications	13,401	472
Clear Channel Outdoor, Class A (1)(2)	2,900	52
Comcast, Class A	97,591	1,851
Cox Radio, Class A (1)(2)	2,200	26
DIRECTV (1)(2)	27,050	701
Discovery, Series A (2)	9,100	200
DISH Network (2)	9,400	275

Disney	62,140	1,939
DreamWorks Animation, Class A (2)	3,000	89
Emmis Communications (1)(2)	1,200	3
Entercom Communications (1)	1,200	8
Entravision Communications, Class A (1)(2)	4,400	18
EW Scripps (1)(2)	2,800	9
Gannett (1)	6,800	147
Getty Images (2)	1,600	54
Gray Television (1)	1,700	5
Harte-Hanks (1)	3,000	34
Hearst-Argyle Television (1)	1,700	33
Idearc (1)	4,305	10
Interactive Data	2,900	73
Interpublic Group (2)	11,351	98
John Wiley & Sons	1,900	86
Journal Register (1)	2,800	1
Lamar Advertising (1)(2)	2,300	83
Lee Enterprises (1)	4,700	19
Liberty Global (1)(2)	11,307	355
Live Nation (1)(2)	3,475	37
Marvel Entertainment (1)(2)	3,300	106
McClatchy (1)	1,916	13
McGraw-Hill	10,200	409
Media General, Class A (1)	1,600	19
Mediacom Communications (1)(2)	2,800	15
Meredith (1)	1,100	31
New York Times, Class A (1)	3,400	52
News Corp., Class A	73,884	1,111
Nexstar Broadcasting (1)(2)	4,100	17
Omnicom	10,100	453
PRIMEDIA (1)	4,683	22
R.H. Donnelley (1)(2)	5,240	16
Regal Entertainment Group, Class A (1)	5,800	89
Regent Communications (1)(2)	6,500	6

Scholastic (1)(2)	1,100	31
Scripps Networks Interactive (2)	2,800	107
Sirius Satellite Radio (1)(2)	32,400	62
Spanish Broadcasting, Class A (1)(2)	3,000	3
Sun-Times Media Group, Class A (2)	3,900	2
Time Warner	116,620	1,726
Time Warner Cable, Class A (1)(2)	4,800	127
Triple Crown Media (2)	6,330	3
Valassis Communications (1)(2)	2,900	36
Viacom, Class B (2)	19,829	606
Washington Post, Class B	220	129
XM Satellite Radio, Class A (1)(2)	9,400	74
		12,615

Multiline Retail 0.6%

99 Cents Only Stores (1)(2)	2,900	19
Big Lots (1)(2)	3,700	116
Dillards, Class A (1)	2,200	25
Dollar Tree (2)	2,500	82
Family Dollar Stores	4,500	90
J.C. Penney	6,200	225
Kohl's (2)	9,900	396
Macys	14,166	275
Nordstrom (1)	7,000	212
Saks (1)(2)	4,375	48
Sears Holding (1)(2)	3,731	275
Target	25,300	1,176
Tuesday Morning (1)(2)	4,500	19
		2,958

Specialty Retail 1.6%

Abercrombie & Fitch	2,416	151
Advance Auto Parts	2,350	91
American Eagle Outfitters	7,250	99

AnnTaylor Stores (1)(2)	2,300	55
AutoNation (1)(2)	6,300	63
AutoZone (2)	1,800	218
Barnes & Noble (1)	1,600	40
Bed Bath & Beyond (1)(2)	7,500	211
Best Buy (1)	12,450	493
Blockbuster, Class A (1)(2)	6,600	17
Borders Group (1)	2,700	16
CarMax (1)(2)	6,658	94
Charming Shoppes (1)(2)	4,000	18
Chico's (1)(2)	8,200	44
Christopher & Banks (1)	2,900	20
Circuit City (1)	4,800	14
Collective Brands (1)(2)	2,806	33
Conns (1)(2)	1,000	16
Cost Plus (1)(2)	900	2
Dick's Sporting Goods (1)(2)	3,600	64
Foot Locker	4,300	54
Franklin Covey (2)	5,900	51
GameStop (2)	6,370	257
GAP	21,550	359
Genesco (1)(2)	900	28
Group One Automotive (1)	1,600	32
Hibbett Sports (1)(2)	2,362	50
Home Depot	59,550	1,395
Hot Topic (2)	2,350	13
Lowes	46,800	971
MarineMax (1)(2)	1,700	12
Men's Wearhouse (1)	1,800	29
O'Reilly Automotive (2)	2,900	65
Office Depot (2)	8,400	92
OfficeMax (1)	2,322	32
Pacific Sunwear (2)	2,325	20
Pep Boys (1)	1,700	15

PetSmart	4,100	82
Pier 1 Imports (1)(2)	3,100	11
RadioShack	2,600	32
Rent-A-Center (2)	2,200	45
Ross Stores	4,200	149
Sally Beauty Supply (1)(2)	6,700	43
Select Comfort (1)(2)	5,050	8
Sherwin-Williams (1)	3,600	165
Shoe Pavilion (1)(2)	2,400	1
Staples	20,175	479
Talbots (1)	1,900	22
The Children's Place (1)(2)	2,000	72
The Finish Line, Class A (2)	305	3
The Limited	10,755	181
Tiffany (1)	3,300	134
TJX	14,300	450
Tween Brands (1)(2)	1,657	27
Urban Outfitters (1)(2)	5,200	162
West Marine (1)(2)	3,900	16
Williams-Sonoma (1)	2,700	54
Zale (1)(2)	1,600	30
Zumiez (1)(2)	2,100	35
		7,435

Textiles, Apparel & Luxury Goods 0.5%

Coach (2)	12,000	347
Columbia Sportswear (1)	1,500	55
Deckers Outdoor (2)	1,000	139
Fossil (1)(2)	2,200	64
Hanesbrands (1)(2)	3,000	81
Iconix Brand Group (1)(2)	4,300	52
Jones Apparel Group	3,500	48
K-Swiss, Class A (1)	2,000	29
Liz Claiborne (1)	2,800	40

Movado Group	2,000	40
Nike, Class B	13,400	799
Orange 21 (1)(2)	7,300	25
Polo Ralph Lauren (1)	3,200	201
Quiksilver (1)(2)	5,400	53
Rocky Brands (1)(2)	8,800	43
Timberland, Class A (2)	2,100	34
Unifi (1)(2)	7,500	19
V. F.	3,600	256
		2,325
Total Consumer Discretionary		40,786

CONSUMER STAPLES 8.8%

Beverages 2.0%

Anheuser-Busch	23,400	1,454
Brown-Forman, Class B (1)	2,800	212
Coca-Cola	67,100	3,488
Coca-Cola Enterprises	10,900	188
Constellation Brands, Class A (2)	6,000	119
Dr. Pepper Snapple Group (2)	1,100	23
Hansen Natural (1)(2)	2,700	78
Molson Coors Brewing, Class B	4,600	250
Pepsi Bottling Group	6,600	184
PepsiAmericas	4,500	89
PepsiCo	55,070	3,502
		9,587

Food & Staples Retailing 2.2%

BJ's Wholesale Club (1)(2)	2,000	77
Costco Wholesale	14,200	996
CVS Caremark	47,988	1,899
Great Atlantic & Pacific Tea (2)	2,100	48
Kroger	20,600	595

Longs Drug Stores	1,200	50
Rite Aid (1)(2)	19,400	31
Ruddick (1)	2,200	75
Safeway	15,100	431
SUPERVALU	5,699	176
Sysco	18,900	520
The Pantry (1)(2)	1,400	15
United Natural Foods (1)(2)	2,200	43
Wal-Mart	77,100	4,333
Walgreen	31,700	1,031
Weis Markets	1,500	49
Whole Foods Market (1)	4,100	97
		10,466
Food Products 1.4%		
Alico (1)	500	17
Archer-Daniels-Midland	21,772	735
Bunge Limited (1)	3,800	409
Campbell Soup	5,700	191
ConAgra	15,308	295
Corn Products International	2,800	138
Dean Foods (2)	4,879	96
Del Monte Foods	6,811	48
Flowers Foods	4,015	114
General Mills	11,700	711
Hain Celestial Group (1)(2)	2,100	49
Heinz (1)	10,400	498
Hershey (1)	6,400	210
Hormel Foods	3,400	118
J.M. Smucker	2,416	98
Kellogg	9,500	456
Kraft Foods, Class A	46,876	1,334
Lancaster Colony (1)	1,800	54
Lance	1,300	24

McCormick	4,100	146
Pilgrim's Pride (1)	2,300	30
Sara Lee	21,600	265
Smithfield Foods (1)(2)	2,900	58
Tasty Baking	5,200	28
Tootsie Roll Industries (1)	1,905	48
Treehouse Foods (2)	1,375	33
Tyson Foods, Class A	9,154	137
Wrigley	7,550	587
		6,927
Household Products 1.8%		
Clorox	4,400	230
Colgate-Palmolive	17,300	1,195
Energizer (2)	2,000	146
Kimberly-Clark	14,800	885
Procter & Gamble	102,012	6,203
		8,659
Personal Products 0.2%		
Alberto Culver	2,500	66
Avon	13,600	490
Bare Escentuals (1)(2)	3,200	60
Chattem (1)(2)	1,000	65
Elizabeth Arden (2)	2,300	35
Estee Lauder, Class A (1)	5,500	255
NBTY (2)	2,300	74
		1,045
Tobacco 1.2%		
Alliance One International (1)(2)	4,200	21
Altria Group	69,100	1,421
Lorillard (2)	5,500	380
Philip Morris International	68,900	3,403
Reynolds American (1)	6,066	283

Universal Corporation (1)	1,200	54
UST (1)	4,500	246
Vector Group (1)	3,944	64
		5,872
Total Consumer Staples		42,556

ENERGY 14.6%

Energy Equipment & Services 3.6%

Allis-Chalmers Energy (2)	2,200	39
Atwood Oceanics (2)	1,400	174
Baker Hughes	10,800	943
BJ Services	9,300	297
Bristow Group (2)	1,200	59
Cameron International (2)	7,500	415
Carbo Ceramics (1)	1,200	70
Diamond Offshore Drilling (1)	3,300	459
ENSCO International	4,400	355
Exterran Holdings (1)(2)	2,407	172
FMC Technologies (2)	4,674	360
Global Industries (2)	4,700	84
Halliburton	29,500	1,566
Helix Energy Solutions (1)(2)	2,610	109
Helmerich & Payne	3,400	245
Hercules Offshore (2)	2,548	97
ION Geophysical (1)(2)	5,500	96
Nabors Industries (1)(2)	8,560	421
National Oilwell Varco (2)	15,377	1,364
Newpark Resources (1)(2)	17,900	141
Noble Drilling	8,700	565
Oceaneering International (2)	2,400	185
Oil States International (2)	2,100	133
OYO Geospace (1)(2)	800	47
Parker Drilling (1)(2)	6,800	68

Patterson-UTI Energy	4,600	166
Pride International (2)	5,000	237
Rowan (1)	3,100	145
Schlumberger	40,544	4,356
Smith International	6,800	565
Sulphco (1)(2)	5,600	13
Superior Energy (2)	2,900	160
TETRA Technologies (2)	3,150	75
Tidewater (1)	1,500	98
Transocean (2)	10,279	1,566
Unit (2)	1,700	141
W-H Energy Services (2)	1,800	172
Weatherford International (2)	21,200	1,051
		17,209
Oil, Gas & Consumable Fuels 11.0%		
Anadarko Petroleum	16,958	1,269
Apache	11,186	1,555
Arch Coal (1)	5,092	382
Arena Resources (2)	2,200	116
Atlas America	3,900	176
Bill Barrett (2)	3,100	184
Cabot Oil & Gas	3,900	264
Callon Petroleum (1)(2)	4,200	115
Chesapeake Energy (1)	15,008	990
Chevron	68,533	6,794
Cimarex Energy	2,944	205
CNX Gas (2)	5,200	219
ConocoPhillips	52,449	4,951
CONSOL Energy	6,300	708
Crosstex Energy (1)	4,100	142
Denbury Resources (2)	8,900	325
Devon Energy	14,632	1,758
El Paso Corporation (1)	21,244	462

Encore Acquisition (2)	3,300	248
Energy Partners (2)	4,883	73
EOG Resources	8,100	1,063
Evergreen Energy (1)(2)	5,100	9
ExxonMobil	175,462	15,463
Fieldpoint Petroleum (1)(2)	18,600	119
Forest Oil (1)(2)	2,600	194
Foundation Coal	2,100	186
Frontier Oil	5,100	122
General Maritime (1)	2,300	60
GMX Resources (2)	1,400	104
Hess	8,800	1,110
Holly (1)	1,400	52
Marathon Oil	23,408	1,214
Mariner Energy (1)(2)	4,033	149
Massey Energy	2,300	216
Murphy Oil	6,100	598
Newfield Exploration (2)	3,900	254
Noble Energy	5,500	553
Occidental Petroleum	28,100	2,525
Pacific Ethanol (1)(2)	4,000	7
Patriot Coal (1)(2)	1,240	190
Peabody Energy	8,400	740
Penn Virginia	2,400	181
Petrohawk Energy (2)	9,200	426
Petroleum Development (2)	1,900	126
Pioneer Natural Resources (1)	3,600	282
Plains Exploration & Production (2)	3,975	290
Quicksilver Resources (1)(2)	5,500	213
Range Resources	7,000	459
Southwestern Energy (2)	13,800	657
Spectra Energy	23,426	673
Stone Energy (2)	1,600	105
Sunoco	4,200	171

Syntroleum (1)(2)	6,600	11
Tesoro Petroleum (1)	5,200	103
Transmeridian Exploration (1)(2)	11,800	7
Ultra Petroleum (2)	5,100	501
Valero Energy	18,314	754
Whiting Petroleum (2)	2,000	212
Williams Companies	18,785	757
World Fuel Services	2,400	53
XTO Energy	16,977	1,163
		53,008
Total Energy		70,217

FINANCIALS 13.9%

Capital Markets 2.5%

Affiliated Managers Group (2)	2,300	207
Allied Capital	4,400	61
American Capital Strategies (1)	5,300	126
Ameriprise Financial	6,700	273
Apollo Investment (1)	4,300	62
Bank of New York Mellon	38,460	1,455
BGC Partners (2)	5,300	40
BlackRock (1)	700	124
Charles Schwab	35,406	727
Cohen & Steers (1)	1,900	49
Eaton Vance	3,500	139
Federated Investors, Class B	3,150	108
Franklin Resources	6,900	632
GFI Group	3,600	33
Goldman Sachs	12,860	2,249
Greenhill (1)	1,300	70
Invesco	12,300	295
Investment Technology Group (2)	2,300	77
Janus Capital Group	5,400	143

Jefferies Group (1)	4,900	82
Knight Capital Group (2)	5,900	106
LaBranche & Co. (2)	3,900	28
Legg Mason	3,650	159
Lehman Brothers	20,668	410
Merrill Lynch	30,784	976
Morgan Stanley	34,900	1,259
Northern Trust	5,700	391
Piper Jaffray (1)(2)	1,215	36
Raymond James Financial (1)	3,225	85
SEI	5,600	132
State Street	14,030	898
Stifel Financial (2)	2,550	88
TD Ameritrade (2)	15,000	271
Waddell & Reed Financial, Class A	2,951	103
Westwood Holdings Group (1)	3,200	127
		12,021

Commercial Banks 2.4%

1st Source (1)	2,013	32
Amcore Financial (1)	2,431	14
Associated Bank (1)	3,767	73
Bancorp South (1)	2,700	47
Bank of Hawaii	1,600	76
Bank of the Ozarks (1)	3,600	54
BB&T (1)	16,612	378
BOK Financial (1)	1,615	86
Boston Private Financial (1)	1,900	11
Capital Corp of the West (1)	12,300	47
Capitol Bancorp Limited (1)	1,947	17
Citizens Republic Bancorp (1)	2,979	8
City National (1)	1,100	46
Colonial BancGroup (1)	4,500	20
Comerica (1)	4,000	103

Commerce Bancshares	1,747	69
Community Capital	2,300	29
Cullen/Frost Bankers (1)	1,200	60
CVB Financial (1)	5,239	49
East West Bancorp (1)	3,500	25
Fidelity Southern (1)	4,600	22
Fifth Third Bancorp (1)	17,090	174
First Busey (1)	4,950	65
First Financial Bancorp (1)	4,670	43
First Horizon National (1)	12,100	90
First Merchants (1)	2,630	48
First Midwest Bancorp (1)	2,450	46
FirstBank Puerto Rico (1)	4,900	31
FirstMerit	2,000	33
FNB (1)	10,058	119
Frontier Financial (1)	2,300	20
Fulton Financial (1)	6,874	69
German American Bancorp	6,574	76
Hancock Holding (1)	1,300	51
Horizon Financial (1)	3,675	23
Huntington Bancshares (1)	14,106	81
IBERIABANK (1)	1,450	64
Integra Bank (1)	4,471	35
International Bancshares (1)	3,812	81
KeyCorp (1)	12,034	132
M & T Bank (1)	2,900	205
Marshall & Ilsley (1)	8,091	124
Metrocorp Bancshares (1)	4,200	50
Midwest Banc Holdings (1)	2,700	13
National City (1)	22,491	107
NBT Bancorp (1)	2,900	60
Old National Bancorp (1)	2,112	30
Oriental Financial Group	4,427	63
Pacific Capital Bancorp (1)	2,510	35

Park National (1)	915	49
Peoples Bancorp (1)	4,345	82
PNC Financial Services	10,217	583
Popular (1)	7,000	46
Prosperity Bancshares (1)	2,200	59
Provident Bankshares (1)	1,599	10
Regions Financial (1)	21,956	240
Renasant (1)	3,375	50
S&T Bancorp (1)	1,100	32
Sandy Spring Bancorp (1)	2,000	33
Signature Bank (2)	1,900	49
South Financial Group (1)	2,465	10
Southwest Bancorp of Oklahoma	4,200	48
Sterling Bancshares	3,725	34
SunTrust	10,570	383
Susquehanna Bancshares (1)	6,403	88
SVB Financial Group (1)(2)	1,500	72
Synovus Financial (1)	7,700	67
TCF Financial (1)	4,200	51
Texas Capital Bancshares (1)(2)	3,600	58
Trustmark (1)	1,500	26
U.S. Bancorp	58,455	1,630
UCBH Holdings (1)	5,400	12
UMB Financial	996	51
UnionBancal	3,300	133
United Bankshares (1)	2,900	67
Valley National Bancorp (1)	3,410	54
Wachovia (1)	70,008	1,087
Webster Financial	3,003	56
Wells Fargo	110,834	2,632
WesBanco (1)	2,400	41
WestAmerica (1)	1,100	58
Whitney Holding (1)	2,125	39
Wilmington Trust (1)	1,500	40

Wintrust Financial	1,950	47
Zions Bancorp (1)	2,901	91
		11,342
Consumer Finance 0.5%		
Advance America Cash Advance Centers	3,500	18
American Express	36,800	1,386
AmeriCredit (1)(2)	6,100	53
Capital One Financial (1)	12,827	487
CompuCredit (1)(2)	2,100	13
Discover Financial	16,100	212
First Marblehead (1)	3,100	8
SLM Corporation (2)	16,400	317
Student Loan	800	78
United PanAm Financial (1)(2)	5,200	12
World Acceptance (1)(2)	1,300	44
		2,628
Diversified Financial Services 2.7%		
Bank of America	151,567	3,618
CIT Group (1)	12,700	86
Citigroup	176,114	2,952
CME Group	1,930	740
IntercontinentalExchange (2)	2,700	308
JPMorgan Chase	110,377	3,787
Leucadia National (1)	5,962	280
Moody's (1)	7,500	258
NASDAQ OMX Group (1)(2)	5,300	141
Nymex Holdings (1)	3,100	262
NYSE Euronext	8,200	415
PHH (2)	1,987	30
		12,877
Insurance 3.3%		
ACE Limited	10,800	595

AFLAC	16,200	1,017
Alleghany (1)	320	106
Allstate	17,600	802
American Financial Group	3,650	98
American International Group	89,118	2,358
Aon	8,750	402
Arthur J. Gallagher (1)	2,600	63
Assurant	3,300	218
Brown & Brown (1)	3,800	66
Chubb	12,000	588
Cincinnati Financial	3,969	101
Conseco (2)	5,000	50
Delphi Financial, Class A	1,975	46
Erie Indemnity, Class A (1)	1,800	83
Everest Reinsurance Holdings	1,800	143
FBL Financial, Class A	1,832	36
Fidelity National Financial, Class A	10,877	137
First American Financial (1)	2,485	66
FPIC Insurance Group (1)(2)	1,700	77
Genworth Financial, Class A	13,500	240
Hanover Insurance Group	1,400	60
Hartford Financial Services	9,800	633
HCC Insurance Holdings	2,750	58
Hilb Rogal & Hobbs	1,800	78
Horace Mann Educators	1,800	25
Infinity Property & Casualty	1,200	50
Kansas City Life Insurance	2,000	84
LandAmerica Financial Group (1)	900	20
Lincoln National	8,484	385
Loews (1)	12,100	568
Markel (2)	380	139
Marsh & McLennan	16,500	438
MBIA (1)	6,000	26
Mercury General (1)	1,400	65

MetLife	23,700	1,251
Nationwide Financial Services, Class A (1)	3,600	173
Navigators Group (2)	1,600	86
Odyssey Re Holdings (1)	2,900	103
Old Republic International	5,187	61
Philadelphia Consolidated (2)	1,800	61
Phoenix Companies (1)	5,100	39
Presidential Life (1)	4,200	65
Principal Financial Group	7,400	311
ProAssurance (1)(2)	1,124	54
Progressive Corporation	21,000	393
Protective Life	1,500	57
Prudential Financial	14,900	890
Reinsurance Group of America (1)	2,300	100
RLI (1)	1,300	64
SAFECO	3,300	222
StanCorp Financial Group	1,600	75
The Travelers Companies	20,523	891
Torchmark	2,800	164
United Fire & Casualty	1,300	35
Unitrin	1,800	50
Unum Group	9,600	196
W. R. Berkley	5,237	127
White Mountains Insurance Group	300	129
XL Capital	6,200	127
Zenith National	1,650	58
		15,703

Real Estate Investment Trusts (REITs) 1.8%

Agree Realty, REIT (1)	4,300	95
Alexandria Real Estate, REIT	1,000	97
AMB Property, REIT (1)	3,000	151
AmeriVest Properties, REIT (1)(2)	10,000	0
Apartment Investment & Management, REIT (1)	3,027	103

AvalonBay Communities, REIT (1)	2,307	206
Boston Properties, REIT (1)	3,800	343
Brandywine Realty Trust, REIT	5,700	90
BRE Properties, Class A, REIT (1)	2,300	100
Camden Property Trust, REIT (1)	2,300	102
CBL & Associates Properties, REIT (1)	4,500	103
Cousins Properties, REIT (1)	2,850	66
Deerfield Capital, REIT (1)	657	1
Developers Diversified Realty, REIT	3,600	125
Digital Realty Trust, REIT (1)	3,200	131
Duke Realty, REIT (1)	5,800	130
EastGroup Properties, REIT (1)	2,600	111
Equity Lifestyle Properties, REIT (1)	2,800	123
Equity Residential, REIT	8,400	321
Essex Property Trust, REIT (1)	800	85
Federal Realty Investment Trust, REIT (1)	1,800	124
FelCor Lodging Trust, REIT	4,848	51
First Industrial Realty, REIT (1)	2,800	77
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	12
General Growth Properties, REIT (1)	7,700	270
Getty Realty, REIT (1)	5,600	81
HCP, REIT (1)	7,700	245
Health Care, REIT	2,500	111
Highwoods Properties, REIT	2,500	79
Home Properties, REIT (1)	1,700	82
Hospitality Properties Trust, REIT	3,900	95
Host Hotels & Resorts, REIT	16,483	225
Kilroy Realty, REIT (1)	1,300	61
Kimco Realty, REIT (1)	8,770	303
Liberty Property Trust, REIT (1)	3,800	126
Macerich, REIT	2,500	155
Mack-Cali Realty, REIT	2,800	96
Maguire Properties, REIT (1)	3,000	36
Mid-America Apartment Communities, REIT	1,600	82

Mission West Properties, REIT (1)	8,900	98
Monmouth, Class A, REIT (1)	20,282	130
Nationwide Health Properties, REIT	4,200	132
One Liberty Properties, REIT	6,100	99
Parkway Properties, REIT	2,900	98
Pennsylvania, REIT (1)	3,330	77
Plum Creek Timber, REIT (1)	4,944	211
PMC Commercial Trust, REIT (1)	9,791	78
Post Properties, REIT (1)	1,800	54
Potlatch, REIT (1)	2,388	108
ProLogis, REIT	8,091	440
Public Storage, REIT	4,894	395
Rayonier, REIT	3,094	131
Realty Income, REIT (1)	4,400	100
Regency Centers, REIT	2,100	124
Senior Housing Properties, REIT (1)	5,000	98
Simon Property Group, REIT	7,081	636
SL Green Realty, REIT	1,870	155
Strategic Hotels & Resorts, REIT (1)	6,200	58
Taubman Centers, REIT (1)	2,200	107
UDR, REIT (1)	3,800	85
Ventas, REIT	4,300	183
Vornado Realty Trust, REIT	4,200	370
Weingarten Realty Investors, REIT (1)	2,875	87
		8,848

Real Estate Management & Development 0.1%

CB Richard Ellis Group, Class A (1)(2)	7,500	144
Consolidated-Tomoka Land (1)	900	38
Forest City Enterprises, Class A (1)	4,000	129
Forestar Real Estate Group (1)(2)	1,900	36
Reis (1)(2)	10,500	57
St. Joe	2,500	86
		490

HEALTH CARE 11.3%

Biotechnology 1.8%

Alexion Pharmaceutical (1)(2)	1,700	123
Alkermes (2)	3,900	48
Amgen (2)	35,560	1,677
Amylin Pharmaceuticals (1)(2)	3,800	97
Ariad Pharmaceuticals (1)(2)	11,900	29
Array BioPharma (1)(2)	5,700	27
AVI BioPharma (1)(2)	4,000	4
Biogen Idec (2)	9,710	543
BioMarin Pharmaceutical (1)(2)	5,500	159
Celgene (2)	14,100	901
Cell Genesys (1)(2)	4,700	12
Cephalon (1)(2)	1,900	127
Cubist Pharmaceuticals (1)(2)	2,200	39
CuraGen (1)(2)	5,300	5
CV Therapeutics (1)(2)	4,500	37
CytRx (1)(2)	6,400	4
Dendreon (1)(2)	5,000	22
Enzon Pharmaceuticals (1)(2)	4,300	31
Genentech (2)	15,200	1,154
Genzyme (2)	7,949	573
Gilead Sciences (2)	29,960	1,586
Human Genome Sciences (1)(2)	7,000	36
ImClone Systems (1)(2)	2,307	93
ImmunoGen (1)(2)	4,700	14
Immunomedics (1)(2)	6,100	13
Incyte (1)(2)	8,900	68
InterMune (1)(2)	2,700	35
Isis Pharmaceuticals (1)(2)	6,205	85
Lexicon Pharmaceuticals (1)(2)	5,000	8
Martek Biosciences (1)(2)	1,400	47
Medarex (1)(2)	6,100	40

Myriad Genetics (1)(2)	2,500	114
NeoPharm (1)(2)	4,205	2
Neose Technologies (2)	2,700	1
Neurocrine Biosciences (1)(2)	5,700	24
NPS Pharmaceuticals (2)	8,300	37
ONYX Pharmaceuticals (1)(2)	2,700	96
OSI Pharmaceuticals (1)(2)	2,250	93
OXiGENE (1)(2)	6,400	8
PDL Biopharma	4,600	49
Pharmacopeia (1)(2)	9,800	38
Progenics Pharmaceuticals (1)(2)	4,200	67
Regeneron Pharmaceuticals (2)	3,600	52
RXi Pharmaceuticals (1)(2)	319	3
Sangamo BioSciences (1)(2)	4,900	49
Theravance (1)(2)	2,900	34
Trimeris (1)	2,600	12
Vertex Pharmaceuticals (2)	7,300	244
		8,560

Health Care Equipment & Supplies 2.1%

Advanced Medical Optics (1)(2)	2,392	45
Align Technology (1)(2)	4,400	46
American Medical Systems (1)(2)	3,900	58
Analogic	800	50
Anika Therapeutics (1)(2)	3,600	31
ArthroCare (2)	1,300	53
Aspect Medical Systems (1)(2)	4,600	29
Baxter International	20,800	1,330
Beckman Coulter	1,700	115
Becton, Dickinson and Company	8,100	659
Boston Scientific (2)	43,839	539
C.R. Bard	3,400	299
Cantel Medical (1)(2)	3,700	37
Cerus (1)(2)	4,800	20

Cooper Companies (1)	1,300	48
Covidien	16,150	773
Dentsply International	4,600	169
Edwards Lifesciences (1)(2)	1,360	84
Exactech (1)(2)	3,800	98
Gen-Probe (2)	2,100	100
Haemonetics (2)	1,600	89
Healthtronics (2)	4,300	14
Hologic (1)(2)	7,944	173
Hospira (2)	5,290	212
ICU Medical (1)(2)	1,400	32
IDEXX Laboratories (2)	1,800	88
Immucor (2)	2,300	60
Integra LifeSciences (1)(2)	1,400	62
Intuitive Surgical (2)	1,300	350
Invacare (1)	1,300	27
Inverness Medical Innovations (1)(2)	2,980	99
Invitrogen (1)(2)	2,400	94
Kinetic Concepts (1)(2)	2,100	84
Medical Action Industries (1)(2)	4,650	48
Medtronic	36,520	1,890
NMT Medical (1)(2)	5,100	24
OraSure Technologies (1)(2)	4,500	17
Palomar Medical Technologies (1)(2)	1,400	14
ResMed (2)	4,300	154
RTI Biologics (2)	3,500	31
St. Jude Medical (2)	10,700	437
Steris	2,000	58
Stryker	8,100	509
SurModics (1)(2)	1,200	54
Synergetics USA (1)(2)	7,000	18
Thoratec (1)(2)	3,000	52
Varian Medical Systems (1)(2)	3,600	187
Vital Signs	1,100	62

West Pharmaceutical Services (1)	1,400	61
Zimmer Holdings (2)	7,560	514
Zoll Medical (2)	2,200	74
		10,171

Health Care Providers & Services 1.9%

Aetna	17,100	693
AmerisourceBergen	5,432	217
AMN Healthcare Services (2)	1,852	31
AmSurg, Class A (1)(2)	2,500	61
Apria Healthcare (2)	2,800	54
Bioscrip (2)	5,500	14
Birner Dental Management Services	1,900	30
Brookdale Senior Living (1)	5,400	110
Cardinal Health	11,705	604
CIGNA	9,300	329
Community Health System (1)(2)	3,600	119
CorVel (2)	1,625	55
Coventry Health Care (2)	5,314	162
Cross Country Healthcare (2)	1,700	25
DaVita (2)	3,599	191
Emeritus (1)(2)	1,900	28
Express Scripts (2)	8,500	533
Gentiva Health Services (2)	4,475	85
Health Management (1)(2)	10,100	66
Health Net (2)	3,600	87
Henry Schein (2)	3,200	165
Hooper Holmes (2)	5,300	5
Humana (2)	5,400	215
Laboratory Corporation of America (2)	3,900	272
Landauer (1)	1,500	84
LifePoint Hospitals (1)(2)	2,547	72
Lincare Holdings (2)	2,800	80
McKesson	9,451	528

Medco (2)	18,692	882
Omnicare (1)	3,400	89
Patterson Companies (2)	3,800	112
PharMerica (2)	3,352	76
PSS World Medical (1)(2)	3,000	49
Psychemedics (1)	3,075	50
Psychiatric Solutions (1)(2)	2,800	106
Q-Med (2)	6,200	–
Quest Diagnostics (1)	5,500	267
Rural/Metro (2)	4,300	9
Sunrise Senior Living (1)(2)	1,800	40
Tenet Healthcare (1)(2)	19,750	110
UnitedHealth Group	42,922	1,127
Universal Health Services	1,800	114
VCA Antech (2)	3,900	108
WellPoint (2)	19,704	939
		8,993
Health Care Technology 0.1%		
Allscripts Healthcare (1)(2)	2,900	36
Cerner (1)(2)	1,900	86
Eclipsys (1)(2)	2,700	50
HLTH (1)(2)	7,110	80
IMS Health	6,300	147
Omnicell (2)	2,800	37
		436
Life Sciences Tools & Services 0.5%		
Albany Molecular Research (2)	2,400	32
Applera	5,500	184
Bio-Rad Laboratories, Class A (2)	1,000	81
Bruker (2)	4,800	62
Charles River Laboratories International (2)	1,968	126
Covance (2)	2,800	241

Dionex (2)	900	60
Exelixis (1)(2)	7,100	35
Illumina (2)	2,900	253
Luminex (1)(2)	2,800	57
Millipore (2)	1,500	102
Nektar Therapeutics (1)(2)	5,700	19
PerkinElmer	3,735	104
Pharmaceutical Product Development	4,000	172
Qiagen NV (2)	442	9
Techne (2)	1,100	85
Thermo Fisher Scientific (2)	13,178	734
Varian (2)	1,300	66
Waters Corporation (2)	3,000	193
		2,615
Pharmaceuticals 4.9%		
Abbott Laboratories	52,200	2,765
Adolor (2)	3,700	20
Allergan	10,130	527
Alpharma, Class A (1)(2)	1,800	41
Atherogenics (1)(2)	3,500	2
Barr Pharmaceuticals (2)	3,201	144
Bristol-Myers Squibb	64,300	1,320
Eli Lilly	32,000	1,477
Endo Pharmaceutical (2)	4,700	114
Forest Laboratories (2)	10,000	347
Johnson & Johnson	94,275	6,066
K-V Pharmaceutical, Class A (2)	2,100	41
King Pharmaceuticals (2)	7,689	80
Medicines Company (2)	2,500	50
Medicis Pharmaceutical, Class A (1)	2,500	52
Merck	72,094	2,717
Mylan (1)(2)	10,575	128
Noven Pharmaceuticals (1)(2)	2,100	22

Par Pharmaceutical (1)(2)	2,000	32
Perrigo (1)	4,100	130
Pfizer	223,205	3,899
Schering-Plough	52,600	1,036
Sciele Pharma (1)	2,200	43
Sepracor (1)(2)	3,800	76
Valeant Pharmaceuticals (1)(2)	3,700	63
ViroPharma (1)(2)	5,400	60
Watson Pharmaceuticals (2)	2,400	65
Wyeth	43,700	2,096
		23,413
Total Health Care		54,188

INDUSTRIALS & BUSINESS SERVICES 11.2%

Aerospace & Defense 2.3%

Alliant Techsystems (2)	1,325	135
American Science Engineering (1)	600	31
BE Aerospace (2)	4,700	109
Boeing	24,900	1,636
Ceradyne (1)(2)	1,600	55
Curtiss-Wright	2,000	90
DRS Technologies (1)	1,713	135
Esterline Technologies (2)	1,400	69
GenCorp (1)(2)	5,200	37
General Dynamics	13,400	1,128
Goodrich	3,640	173
Harris	3,900	197
Hexcel (2)	4,200	81
Honeywell International	24,325	1,223
L-3 Communication	3,900	354
Ladish Company (2)	1,700	35
Lockheed Martin	11,600	1,144
Northrop Grumman	11,202	749

Precision Castparts	4,768	460
Raytheon	13,700	771
Rockwell Collins	5,000	240
Spirit Aerosystems, Class A (2)	3,300	63
Taser International (1)(2)	6,400	32
Teledyne Technologies (2)	1,900	93
United Technologies	32,704	2,018
		11,058
Air Freight & Logistics 0.7%		
C.H. Robinson Worldwide	5,200	285
Expeditors International of Washington	8,800	378
Fedex	9,200	725
Forward Air (1)	1,650	57
UPS, Class B	33,300	2,047
		3,492
Airlines 0.1%		
AirTran (1)(2)	7,200	15
Alaska Air Group (1)(2)	2,600	40
AMR (1)(2)	13,300	68
Continental Airlines, Class B (1)(2)	6,400	65
SkyWest (1)	6,200	78
Southwest Airlines	31,037	405
US Airways (1)(2)	3,200	8
		679
Building Products 0.1%		
AAON (1)	3,525	68
Ameron International (1)	900	108
Lennox International	2,200	64
Masco (1)	11,200	176
Owens Corning (1)(2)	3,000	68
Quanex Building Products	1,800	27
Universal Forest Products (1)	1,000	30

USG (1)(2)	2,600	77
		618

Commercial Services & Supplies 0.9%

Acco Brands (1)(2)	3,169	36
Administaff (1)	1,200	33
Advisory Board (2)	900	35
Allied Waste Industries (2)	10,660	135
Avery Dennison (1)	1,700	75
Barrett Business (1)	1,900	23
Brinks Company	1,600	105
ChoicePoint (2)	2,066	100
Cintas	4,200	111
Consolidated Graphics (2)	1,300	64
Copart (2)	2,950	126
Corporate Executive Board	1,100	46
Corrections Corporation of America (2)	4,268	117
CoStar Group (1)(2)	1,000	44
Covanta Holding (2)	4,600	123
Deluxe	2,100	37
Diamond Management and Technology Consultants	7,100	37
Dun & Bradstreet	1,600	140
Equifax (1)	3,500	118
FTI Consulting (1)(2)	2,200	151
G & K Services, Class A (1)	900	27
GEO (2)	3,200	72
Herman Miller (1)	2,000	50
HNI Corporation (1)	1,300	23
Hudson Highland Group (2)	8,914	93
ICT Group (2)	3,800	31
IHS (2)	1,100	77
IKON Office Solutions	4,100	46
Kimball International, Class B (1)	3,700	31
Korn/Ferry (2)	2,000	31

Manpower	2,100	122
McGrath RentCorp	1,400	34
MPS Group (2)	3,200	34
Pitney Bowes	5,700	194
R.R. Donnelley	6,300	187
Republic Services	5,100	152
Robert Half International	4,000	96
Rollins	3,600	53
School Specialty (1)(2)	1,000	30
Spherion (2)	5,300	25
Stericycle (2)	3,000	155
Sykes Enterprises (2)	2,700	51
Team (2)	2,800	96
Tetra Tech (2)	2,025	46
Thomas Group (1)	4,800	11
TRM Copy Centers (1)(2)	4,600	1
TrueBlue (1)(2)	3,000	40
United Stationers (2)	700	26
Viad	1,100	28
VSE	2,400	66
Waste Connections (2)	2,550	81
Waste Management	16,160	609
Westaff (2)	3,200	4
		4,278

Construction & Engineering 0.4%

Dycom Industries (2)	1,900	27
EMCOR Group (2)	2,800	80
Fluor	2,800	521
Foster Wheeler (2)	4,400	322
Granite Construction (1)	1,550	49
Insituform Technologies (1)(2)	2,100	32
Jacobs Engineering Group (2)	4,000	323
KBR	6,300	220

Mastec (1)(2)	4,350	46
Quanta Services (1)(2)	5,350	178
Shaw Group (1)(2)	3,200	198
		1,996

Electrical Equipment 0.7%

Acuity Brands	1,800	87
American Superconductor (1)(2)	4,500	161
AMETEK	2,700	127
AZZ (2)	2,200	88
Baldor Electric (1)	1,500	52
Belden (1)	1,700	58
Brady, Class A	1,800	62
C&D Technologies (1)(2)	3,400	29
Cooper Industries, Class A	7,500	296
Emerson Electric	25,100	1,241
Energy Conversion Devices (2)	2,100	155
FuelCell Energy (1)(2)	8,200	58
General Cable (1)(2)	2,700	164
GrafTech International (2)	4,200	113
Hubbell, Class B	1,600	64
Plug Power (1)(2)	6,900	16
Regal-Beloit	1,600	68
Rockwell Automation	4,300	188
Thomas & Betts (2)	1,700	64
Ultralife (1)(2)	3,500	37
Unique Mobility (1)(2)	4,400	10
Vicor (1)	1,900	19
Woodward Governor	4,200	150
		3,307

Industrial Conglomerates 2.6%

3M	22,300	1,552
Carlisle Companies (1)	1,800	52

GE	329,106	8,784
McDermott International (2)	9,800	606
Otter Tail (1)	1,800	70
Roper Industries	2,500	165
Teleflex	900	50
Textron	8,200	393
Tredegar (1)	3,000	44
Tyco International	19,450	779
		12,495
Machinery 2.2%		
3-D Systems (1)(2)	4,300	41
Actuant, Class A (1)	2,680	84
AGCO (2)	3,200	168
Ampco Pittsburgh	2,100	93
Briggs & Stratton (1)	2,100	27
Bucyrus International, Class A	3,000	219
Cascade (1)	700	30
Caterpillar	19,500	1,439
Crane	2,100	81
Cummins Engine	6,600	432
Danaher	7,700	595
Deere	13,300	959
Donaldson	2,600	116
Dover	5,700	276
Dynamic Materials (1)	2,000	66
Eaton	4,500	382
EnPro Industries (1)(2)	1,268	47
ESCO Technologies (1)(2)	1,200	56
Flowserve	2,000	273
Force Protection (1)(2)	4,600	15
Graco (1)	2,187	83
Harsco	3,100	169
IDEX	2,500	92

Illinois Tool Works	14,500	689
Ingersoll-Rand, Class A	10,065	377
ITT	5,300	336
Joy Global	3,900	296
Kennametal	2,000	65
Lincoln Electric Holdings	1,400	110
Manitowoc	4,800	156
Middleby (1)(2)	1,400	61
Mueller Water Products, Class B (1)	5,104	44
NACCO Industries	500	37
Nordson	1,600	117
Oshkosh	2,200	46
PACCAR	12,162	509
Pall	3,500	139
Parker Hannifin	4,978	355
Pentair (1)	2,200	77
Robbins & Myers	3,600	180
SPX	1,604	211
Tecumseh Products, Class A (2)	2,100	69
Terex (2)	3,600	185
Timken	3,000	99
Toro (1)	1,400	47
Trinity Industries (1)	2,950	102
Turbochef Technologies (1)(2)	4,200	20
Valmont Industries (1)	1,700	177
Wabtec	2,425	118
Watts Water Technologies, Class A (1)	1,300	32
		10,397
Marine 0.1%		
Alexander & Baldwin (1)	1,400	64
International Shipholding (2)	2,500	59
Kirby Corporation (2)	2,400	115

INFORMATION TECHNOLOGY 15.8%

Communications Equipment 2.2%

3 Com (2)	8,300	18
ADC Telecommunications (2)	3,621	53
ADTRAN	2,600	62
Anaren (2)	1,600	17
Arris Group (2)	5,661	48
Avocent (2)	2,836	53
Blue Coat Systems (2)	3,000	42
Brocade Communications Systems (2)	17,183	141
Channell Commercial (1)(2)	5,600	6
Ciena (1)(2)	3,863	89
Cisco Systems (2)	194,068	4,514
Commscope (1)(2)	2,113	111
Corning	50,510	1,164
Ditech Networks (1)(2)	3,600	8
Echostar (1)(2)	1,880	59
EMS Technologies (2)	2,000	44
Emulex (2)	2,200	26
Extreme Networks (2)	4,900	14
F5 Networks (1)(2)	3,200	91
Finisar (1)(2)	13,400	16
Foundry Networks (2)	5,400	64
Harmonic (2)	7,159	68
Harris Stratex Networks, Class A (1)(2)	2,725	26
InterDigital (1)(2)	1,600	39
IXIA (2)	3,700	26
JDS Uniphase (1)(2)	6,144	70
Juniper Networks (2)	15,950	354
Lantronix, Warrants, 2/28/11 (2)	5	0
Motorola	70,640	518
MRV Communications (1)(2)	8,360	10
Optical Cable (2)	2,569	18

Plantronics	1,800	40
Polycom (2)	3,900	95
Powerwave Technologies (1)(2)	13,537	57
QUALCOMM	52,800	2,343
SeaChange International (1)(2)	5,000	36
Sonus Networks (1)(2)	18,100	62
Sycamore Networks (1)(2)	5,900	19
Tekelec (1)(2)	1,600	23
Tellabs (2)	14,057	65
		10,509
Computers & Peripherals 3.8%		
Adaptec (2)	6,300	20
Apple (2)	29,000	4,856
Avid Technology (1)(2)	1,500	25
Dell (2)	76,400	1,672
Diebold	1,600	57
Dot Hill (2)	5,900	15
Electronics for Imaging (2)	1,900	28
EMC (2)	67,176	987
Hewlett-Packard	82,618	3,653
IBM	45,190	5,356
Imation (1)	1,300	30
Intermec (1)(2)	2,400	51
LaserCard (1)(2)	2,000	10
Lexmark International (2)	3,000	100
NCR (2)	4,800	121
NetApp (2)	10,900	236
Palm (2)	3,600	19
Presstek (1)(2)	6,400	32
QLogic (1)(2)	5,422	79
Quantum (1)(2)	8,100	11
Rackable Systems (2)	4,000	54
Rimage (1)(2)	2,200	27

Sandisk (2)	7,300	136
Socket Mobile (2)	14,700	10
Sun Microsystems (2)	26,650	290
Teradata (2)	4,800	111
Western Digital (2)	7,300	252
		18,238

Electronic Equipment & Instruments 0.7%

Agilent Technologies (2)	11,787	419
Amphenol, Class A	5,300	238
Anixter International (1)(2)	900	54
Arrow Electronics (2)	3,100	95
Avnet (2)	5,148	140
AVX (1)	4,100	46
Benchmark Electronics (2)	2,075	34
Brightpoint (2)	2,880	21
Cherokee International (1)(2)	4,100	7
Cogent (1)(2)	3,100	35
Coherent (2)	1,500	45
Daktronics	2,200	44
Dolby Laboratories, Class A (2)	2,900	117
Electro Scientific Industries (2)	1,900	27
First Solar (2)	1,400	382
Ingram Micro, Class A (2)	4,100	73
Insight Enterprises (2)	2,050	24
Jabil Circuit	6,300	103
Maxwell Technologies (1)(2)	5,100	54
Mercury Computer Systems (2)	3,100	23
Merix (1)(2)	3,800	9
Molex (1)	4,350	106
Multi Fineline Elecronix (1)(2)	1,900	53
Napco Security Systems (2)	6,315	29
National Instruments	2,500	71
Newport (2)	2,100	24

Nu Horizons Electronics (2)	5,150	25
Park Electrochemical	1,600	39
PC Connection (2)	2,750	26
Plexus (2)	1,800	50
Sanmina-SCI (2)	11,412	15
Sunpower (1)(2)	1,400	101
Tech Data (2)	1,300	44
Technitrol	2,700	46
Trimble Navigation (1)(2)	3,794	135
TTM Technologies (2)	3,700	49
Tyco Electronics	14,850	532
Vishay Intertechnology (2)	6,120	54
X-Rite (1)(2)	3,300	8
Zygo (2)	1,900	19
		3,416

Internet Software & Services 1.5%

Akamai Technologies (1)(2)	5,400	188
Ariba (1)(2)	6,838	101
Art Technology Group (2)	29,000	93
Earthlink (2)	3,930	34
eBay (2)	37,700	1,030
Google, Class A (2)	7,690	4,048
IAC/InterActiveCorp (2)	9,324	180
Interwoven (2)	3,089	37
Monster Worldwide (1)(2)	3,900	80
Napster (2)	6,313	9
RealNetworks (2)	10,200	67
S1 (2)	5,800	44
Sonicwall (2)	3,000	19
The Knot (1)(2)	2,500	24
Tumbleweed Communications (1)(2)	4,800	13
United Online (1)	6,550	66
VeriSign (1)(2)	7,040	266

Websense (2)	2,700	46
Yahoo! (2)	49,432	1,021
		7,366
IT Services 1.4%		
Acxiom (1)	3,000	34
Affiliated Computer Services, Class A (2)	2,900	155
Alliance Data Systems (1)(2)	2,100	119
Analysts International (2)	5,700	8
Automatic Data Processing	16,300	683
BearingPoint (1)(2)	7,300	6
Broadridge Financial Solutions	4,525	95
CACI International, Class A (2)	700	32
CIBER (2)	4,100	25
Cognizant Technology Solutions (2)	8,600	280
Computer Sciences (2)	4,500	211
Convergys (2)	3,900	58
CSG Systems International (2)	1,900	21
CyberSource (2)	3,806	64
DST Systems (1)(2)	2,100	116
Electronic Data Systems	14,100	347
Fidelity National Information	7,542	278
Fiserv (2)	5,375	244
Forrester Research (1)(2)	2,100	65
Global Payments	1,760	82
Hewitt Associates, Class A (2)	2,680	103
iGate (2)	4,600	37
Iron Mountain (2)	4,462	118
Kratos Defense & Security Solutions (1)(2)	4,300	8
Management Network Group (1)(2)	4,400	6
Mastercard, Class A (1)	2,500	664
Maximus	1,400	49
Metavante Technologies (2)	2,297	52
Moneygram International (1)	4,800	4

Paychex	9,587	300
Perot Systems, Class A (2)	3,400	51
RightNow Technologies (2)	13,900	190
SAIC (2)	10,000	208
Sapient (2)	5,500	35
Startek (2)	3,500	33
TeleTech Holdings (2)	2,400	48
The Hackett Group (2)	5,020	29
Total System Services	9,926	221
Unisys (2)	10,000	40
Visa, Class A (2)	12,400	1,008
Western Union	25,251	624
		6,751

Office Electronics 0.1%

Xerox	26,900	365
Zebra Technologies (2)	2,150	70
		435

Semiconductor & Semiconductor Equipment 2.6%

Actel (2)	2,900	49
Advanced Energy Industries (2)	2,700	37
Advanced Micro Devices (1)(2)	19,400	113
Altera	9,500	197
Amkor Technology (1)(2)	5,800	60
Analog Devices	13,500	429
Applied Materials	44,978	859
Applied Micro Circuits (1)(2)	2,160	18
Atheros Communications (1)(2)	2,900	87
Atmel (2)	15,900	55
Axcelis Technologies (2)	4,714	23
Broadcom, Class A (2)	15,350	419
Brooks Automation (2)	2,554	21
Cabot Microelectronics (1)(2)	1,664	55

Cirrus Logic (1)(2)	5,700	32
Cognex (1)	2,200	51
Cohu (1)	2,400	35
Conexant Systems (1)(2)	1,041	5
Cree (1)(2)	3,700	84
Cymer (1)(2)	1,200	32
Cypress Semiconductor (2)	5,300	131
Diodes (1)(2)	3,262	90
DSP Group (2)	1,700	12
Entegris (2)	6,092	40
Fairchild Semiconductor, Class A (2)	2,600	31
FEI (1)(2)	2,200	50
Integrated Device Technology (2)	4,250	42
Intel	187,490	4,027
International Rectifier (2)	1,900	36
Intersil, Class A	3,596	87
KLA-Tencor	5,400	220
Kopin (1)(2)	6,500	19
Kulicke & Soffa (2)	3,700	27
Lam Research (2)	4,100	148
Lattice Semiconductor (1)(2)	4,800	15
Linear Technology (1)	7,600	248
LSI (1)(2)	24,078	148
LTX (1)(2)	4,700	10
Mattson Technology (2)	3,600	17
Maxim Integrated Products	5,021	106
MEMC Electronic Materials (2)	7,500	462
Micrel	4,700	43
Microchip Technology (1)	5,664	173
Micron Technology (1)(2)	23,169	139
Microsemi (1)(2)	2,500	63
MIPS Technologies (1)(2)	4,800	18
MKS Instruments (2)	2,213	48
MoSys (1)(2)	3,500	17

Nanometrics (2)	4,900	29
National Semiconductor	8,200	168
Novellus Systems (1)(2)	4,000	85
NVIDIA (2)	25,900	485
Omnivision Technologies (1)(2)	3,300	40
ON Semiconductor (1)(2)	14,530	133
Pericom Semiconductor (2)	1,900	28
QuickLogic (1)(2)	6,700	11
Rambus (1)(2)	3,500	67
RF Micro Devices (1)(2)	18,009	52
Rudolph Technologies (2)	2,800	22
Semitool (1)(2)	2,500	19
Semtech (2)	1,600	23
Silicon Laboratories (2)	1,700	61
Silicon Storage Technology (2)	5,700	16
Skyworks Solutions (1)(2)	7,979	79
Spansion, Class A (1)(2)	2,900	7
Teradyne (2)	5,500	61
Texas Instruments	45,600	1,284
Transmeta (1)(2)	5,364	74
TriQuint Semiconductor (2)	6,290	38
Varian Semiconductor Equipment (1)(2)	2,650	92
Virage Logic (1)(2)	8,000	57
Xilinx	9,100	230
Zoran (2)	1,614	19
		12,308

Software 3.5%

Activision (2)	9,354	319
Adobe Systems (2)	18,380	724
Advent Software (1)(2)	1,300	47
Ansoft (2)	3,800	138
Ansys (2)	3,400	160
Aspen Technology (2)	5,800	77

Autodesk (2)	12,900	436
Blackboard (2)	3,000	115
BMC Software (2)	6,000	216
Borland Software (1)(2)	4,800	7
CA (1)	13,431	310
Cadence Design Systems (2)	7,200	73
Citrix Systems (2)	5,900	174
Compuware (2)	11,000	105
Electronic Arts (2)	9,300	413
Entrust Technologies (2)	5,500	16
ePlus (2)	3,700	50
FactSet Research Systems (1)	1,750	99
Fair Isaac (1)	2,072	43
Informatica (2)	5,200	78
Intuit (2)	9,500	262
Jack Henry & Associates	2,800	61
JDA Software Group (2)	2,700	49
Macrovision Solutions (1)(2)	2,900	43
Manhattan Associates (2)	1,500	36
McAfee (2)	8,737	297
Mentor Graphics (2)	5,000	79
Microsoft	262,350	7,217
Midway Games (1)(2)	5,439	12
NAVTEQ (1)(2)	3,900	300
NetScout Systems (2)	3,400	36
Novell (2)	10,034	59
Nuance Communications (2)	6,324	99
OPNET Technologies (1)(2)	3,700	33
Oracle (2)	131,100	2,753
Parametric Technology (2)	3,280	55
Progress Software (2)	2,600	67
Quality Systems (1)	1,600	47
Quest Software (2)	3,800	56
Red Hat (1)(2)	16,700	346

Renaissance Learning (1)	1,700	19
Salary.com (1)(2)	6,200	25
Salesforce.com (2)	3,000	205
Secure Computing (1)(2)	5,700	24
Sourcefire (1)(2)	11,500	89
Sybase (2)	1,681	49
Symantec (2)	27,464	531
Symyx Technologies (1)(2)	1,500	10
Synopsys (2)	4,470	107
THQ (1)(2)	2,575	52
TiVo (1)(2)	5,200	32
Wind River Systems (2)	11,772	128
		16,778
Total Information Technology		75,801

MATERIALS 4.3%

Chemicals 2.3%

A. Schulman	3,400	78
Air Products and Chemicals	7,000	692
Airgas	2,300	134
Arch Chemicals	1,400	46
Ashland	1,500	72
Cabot (1)	2,000	49
Calgon Carbon (1)(2)	6,100	94
Celanese, Series A	5,100	233
CF Industries	1,600	245
Chemtura	9,345	55
Cytec Industries	1,300	71
Dow Chemical (1)	30,999	1,082
DuPont (1)	28,809	1,236
Eastman Chemical (1)	2,200	152
Ecolab	6,600	284
Ferro	3,200	60

FMC	2,600	201
Georgia Gulf (1)	1,400	4
H.B. Fuller (1)	2,200	49
Hawkins Chemical (1)	6,231	93
Hercules	4,400	75
Huntsman	6,500	74
International Flavors & Fragrances	2,600	102
Lubrizol	2,100	97
Minerals Technologies	900	57
Monsanto	18,460	2,334
Mosaic (2)	5,100	738
Nalco Holding	4,700	99
NL Industries (1)	5,600	53
OMNOVA Solutions (2)	13,900	39
PPG Industries (1)	5,000	287
Praxair	10,000	942
Rohm & Haas (1)	5,200	242
RPM	3,300	68
Scotts Miracle-Gro	1,400	25
Sensient Technologies (1)	2,600	73
Sigma Aldrich	4,300	232
Spartech	1,900	18
Terra Industries	4,000	197
Valspar (1)	3,300	62
W. R. Grace (1)(2)	3,100	73
Zep (1)	2,000	30
		10,847

Construction Materials 0.1%

Eagle Materials (1)	2,998	76
Headwaters (1)(2)	3,900	46
Martin Marietta Materials (1)	1,300	135
Vulcan Materials (1)	3,066	183
		440

Containers & Packaging 0.2%

AptarGroup	1,600	67
Ball	3,500	167
Bemis (1)	2,400	54
Chesapeake (1)(2)	1,500	3
Crown Cork & Seal (2)	5,500	143
Myers Industries (1)	8,860	72
Owens-Illinois (2)	5,700	238
Packaging Corporation of America	2,000	43
Pactiv (2)	4,000	85
Rock-Tenn, Class A	2,000	60
Sealed Air (1)	5,000	95
Smurfit-Stone Container (2)	5,690	23
Sonoco Products	1,900	59
Temple-Inland (1)	3,300	37
		1,146

Metals & Mining 1.4%

AK Steel	3,700	255
Alcoa	28,120	1,002
Allegheny Technologies (1)	3,350	199
Carpenter Technology	2,200	96
Cleveland-Cliffs	3,000	357
Coeur d' Alene Mines (1)(2)	13,400	39
Commercial Metals	5,400	204
Freeport-McMoRan Copper & Gold	12,562	1,472
Hecla Mining (1)(2)	7,100	66
Mines Management (1)(2)	13,500	37
Newmont Mining	15,400	803
Nucor	11,300	844
Reliance Steel & Aluminum	2,000	154
Royal Gold (1)	2,400	75
RTI International Metals (2)	1,000	36
Steel Dynamics	7,600	297

Stillwater Mining (1)(2)	5,305	63
Titanium Metals (1)	2,898	40
U.S. Steel	4,200	776
Worthington Industries (1)	3,400	70
		6,885

Paper & Forest Products 0.3%

AbitiBibowater	2,428	23
Buckeye Technologies (2)	6,800	57
Domtar (2)	15,000	82
Glatfelter	2,100	28
International Paper	20,384	475
Louisiana Pacific (1)	2,900	25
MeadWestvaco (1)	5,452	130
Neenah Paper	1,054	18
Schweitzer Mauduit (1)	1,700	29
Wausau Paper	2,900	22
Weyerhaeuser	6,500	332
		1,221
Total Materials		20,539

TELECOMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 2.3%

AT&T	197,961	6,669
Atlantic Tele Network (1)	1,900	52
Centurytel	3,175	113
Cincinnati Bell (2)	9,348	37
Citizens Communications (1)	11,292	128
D&E Communications	5,649	50
Embarq	4,718	223
Fairpoint Communications (1)	1,720	13
General Communication, Class A (1)(2)	4,600	32
Level 3 Communications (1)(2)	43,500	128

Paetec Holding (1)(2)	5,500	35
Qwest Communications International (1)	50,525	199
TW Telecom (1)(2)	4,700	75
Verizon Communications	91,211	3,229
Windstream (1)	14,260	176
		11,159
Wireless Telecommunication Services 0.6%		
American Tower, Class A (2)	16,220	685
Centennial Communications (2)	4,100	29
Crown Castle International (2)	13,737	532
Leap Wireless International (1)(2)	2,400	104
MetroPCS Communications (1)(2)	2,400	42
NII Holdings, Class B (2)	5,300	252
SBA Communications (2)	3,200	115
Sprint Nextel	88,962	845
Telephone & Data Systems	1,200	57
U.S. Cellular (2)	1,800	102
		2,763
Total Telecommunication Services		13,922
UTILITIES 4.1%		
Electric Utilities 2.0%		
Allegheny Energy	4,900	246
ALLETE	1,733	73
American Electric Power	12,640	509
Central Vermont Public Service	4,000	78
Cleco	2,900	68
DPL (1)	3,200	84
Duke Energy	39,952	694
Edison International	10,900	560
El Paso Electric (2)	3,200	63
Empire District Electric	4,900	91

Entergy	6,300	759
Exelon	22,124	1,990
FirstEnergy	10,060	828
FPL Group	13,400	879
Great Plains Energy (1)	2,600	66
Hawaiian Electric Industries (1)	4,100	101
IdaCorp (1)	3,300	95
Madison Gas and Electric (1)	3,400	111
Northeast Utilities	4,800	123
Pinnacle West Capital	2,900	89
Potomac Electric Power	6,900	177
PPL	11,500	601
Progress Energy	8,730	365
Sierra Pacific Resources	6,500	83
Southern Company	24,000	838
Unisource Energy	2,300	71
United Illuminating (1)	1,666	49
Westar Energy	2,600	56
		9,747
Gas Utilities 0.4%		
AGL Resources	1,800	62
Atmos Energy	6,200	171
Equitable Resources	3,800	262
Laclede Gas (1)	4,400	178
National Fuel Gas Company (1)	2,800	166
NICOR (1)	1,500	64
ONEOK	5,200	254
Piedmont Natural Gas (1)	4,100	107
Questar	5,400	384
Southern Union	4,210	114
UGI	3,000	86
Washington Gas Light	2,700	94
		1,942

Independent Power Producers & Energy Traders 0.4%

AES (2)	20,455	393
Constellation Energy Group	5,900	484
Dynegy, Class A (2)	15,915	136
Mirant (1)(2)	7,700	302
NRG Energy (2)	7,300	313
Reliant Energy (2)	10,437	222
		1,850

Multi-Utilities 1.3%

Alliant Energy	3,900	134
Ameren	6,900	291
Aquila (2)	9,000	34
Avista	3,800	82
Black Hills	1,900	61
CenterPoint Energy	8,500	136
CH Energy Group (1)	2,300	82
CMS Energy (1)	6,100	91
Consolidated Edison (1)	7,600	297
Dominion Resources	20,840	990
DTE Energy	4,949	210
Energy East	4,300	106
Integrys Energy Group (1)	2,572	131
MDU Resources Group	5,800	202
NiSource (1)	6,808	122
NSTAR	4,100	139
OGE Energy	5,100	162
PG&E (1)	10,500	417
PNM Resources	3,050	36
Public Service Enterprise	16,600	762
Puget Energy	4,600	110
SCANA	4,168	154
Sempra Energy	8,851	500
Teco Energy (1)	6,500	140

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on June 30, 2008:

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the six months ended June 30, 2008, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On June 30, 2008, the value of loaned securities was $58,319,000; aggregate collateral received included U.S. government securities valued at $6,128,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $29,147,000 and $9,381,000, respectively, for the six months ended June 30, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

In accordance with federal tax regulations, the fund deferred recognition of certain capital loss amounts previously recognized in the prior fiscal year for financial reporting purposes until the current fiscal period for tax purposes. Such deferrals amounted to $432,000 and related to net capital losses realized between November 1 and the fund’s fiscal year-end date. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2007, the fund had $4,885,000 of unused capital loss carryforwards, of which $3,722,000 expire in fiscal 2010, and $1,163,000 expire in fiscal 2012.

At June 30, 2008, the cost of investments for federal income tax purposes was $470,837,000. Net unrealized gain aggregated $63,811,000 at period-end, of which $131,884,000 related to appreciated investments and $68,073,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At June 30, 2008, approximately 5% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of June 30, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 152,943 shares of the fund, representing less than 1% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 4, 2008, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate with fees and expenses of other comparable funds based on information and data supplied by Lipper. (For these purposes, the Board assumed the management fee was equal to the single fee less the fund’s operating expenses.) The information provided to the Board indicated that the fund’s management fee rate and expense ratio were at or below the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 20, 2008